Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
Intangible assets consist of the following:

2023	Cost	Accumulated amortization	Net book value
Power sales contracts	$58,200	$43,938	$14,262
Customer relationships	77,104	14,625	62,479
Interconnection agreements	10,329	1,977	8,352
Other (a)	10,352	1,507	8,845
	$155,985	$62,047	$93,938

2022	Cost	Accumulated amortization	Net book value
Power sales contracts	$56,926	$42,818	$14,108
Customer relationships	77,850	13,709	64,141
Interconnection agreements	10,098	1,851	8,247
Other (a)	10,338	151	10,187
	$155,212	$58,529	$96,683
(a) Other includes brand names, water rights and miscellaneous intangibles

Schedule of Goodwill	All goodwill pertains to the Regulated Services Group.

	2023	2022
Opening balance	$1,320,579	$1,201,244
Business acquisitions	4,195	123,751
Foreign exchange	(712)	(4,416)
Closing balance	$1,324,062	$1,320,579